FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Contractual Maturities for Financial Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Contractual maturities, Total	$ 11,938.9	$ 4,373.7
Contractual maturities, Less than 1 year	3,709.1	763.0
Contractual maturities, 1 - 3 years	3,178.7	1,045.9
Contractual maturities, 4 - 5 years	1,625.9	387.3
Contractual maturities, After 5 years	3,425.2	2,177.5
Accounts Payable and Accrued Liabilities [Member]
Derivative [Line Items]
Contractual maturities, Total	1,488.2	415.3
Contractual maturities, Less than 1 year	1,488.2	415.3
Dividends Payable [Member]
Derivative [Line Items]
Contractual maturities, Total	22.0	32.0
Contractual maturities, Less than 1 year	22.0	32.0
Short-term Debt [Member]
Derivative [Line Items]
Contractual maturities, Total	1,209.9	46.8
Contractual maturities, Less than 1 year	1,209.9	46.8
Other Current Liabilities [Member]
Derivative [Line Items]
Contractual maturities, Total	11.2	22.4
Contractual maturities, Less than 1 year	11.2	22.4
Other Long-Term Liabilities [Member]
Derivative [Line Items]
Contractual maturities, Total	2.0	146.0
Contractual maturities, 1 - 3 years	2.0	25.7
Contractual maturities, 4 - 5 years		20.8
Contractual maturities, After 5 years		99.5
Risk Management Contract Liabilities [Member]
Derivative [Line Items]
Contractual maturities, Total	302.3	71.4
Contractual maturities, Less than 1 year	89.3	57.6
Contractual maturities, 1 - 3 years	113.3	11.1
Contractual maturities, 4 - 5 years	33.3	2.7
Contractual maturities, After 5 years	66.4
Current Portion Of Long-Term Debt [Member]
Derivative [Line Items]
Contractual maturities, Total	888.5	188.9
Contractual maturities, Less than 1 year	888.5	188.9
Long-Term Debt [Member]
Derivative [Line Items]
Contractual maturities, Total	8,014.8	3,450.9
Contractual maturities, 1 - 3 years	3,063.4	1,009.1
Contractual maturities, 4 - 5 years	1,592.6	363.8
Contractual maturities, After 5 years	$ 3,358.8	$ 2,078.0